Exhibit 99.1

John Deere Owner Trust 2006

Statement to Noteholders

$183,500,000   Class A-1 5.36417% Asset Backed Notes due July 13, 2007

$123,000,000   Class A-2 5.41% Asset Backed Notes due November 17, 2008

$272,000,000   Class A-3 5.38% Asset Backed Notes due July 15, 2010

$211,970,000   Class A-4 5.39% Asset Backed Notes due June 17, 2013

    $12,040,248  Asset Backed Certificates

Payment Date:	15-Nov-06

(1) Before giving effect to distributions on this Payment Date:

(a) (i) outstanding principal amount of Class A-1 Notes:	$123,560,851.46
(ii) A-1 Note Pool Factor:	0.6733561

(b) (i) outstanding principal amount of Class A-2 Notes:	$123,000,000.00
(ii) A-2 Note Pool Factor:	1.0000000

(c) (i) outstanding principal amount of Class A-3 Notes:	$272,000,000.00
(ii) A-3 Note Pool Factor:	1.0000000

(d) (i) outstanding principal amount of Class A-4 Notes:	$211,970,000.00
(ii) A-4 Note Pool Factor:	1.0000000

(e) (i) Certificate Balance	$12,040,248.00
(ii) Certificate Pool Factor:	1.0000000

(2) Amount of principal being paid on the Notes:

(a) Class A-1 Notes:	$21,031,906.12
per $1,000 original principal amount:	$114.62

(b) Class A-2 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(c) Class A-3 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(d) Class A-4 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(e) Total	$21,031,906.12

(3) (a) Amount of interest being paid on Notes:

(i) Class A-1 Notes:	$552,334.51
per $1,000 original principal amount:	$3.01

(ii) Class A-2 Notes:	$554,525.00
per $1,000 original principal amount:	$4.51

(iii) Class A-3 Notes:	$1,219,466.67
per $1,000 original principal amount:	$4.48

(iv) Class A-4 Notes:	$952,098.58
per $1,000 original principal amount:	$4.49

(v) Total	$3,278,424.76

(4) (a) Pool Balance (excluding accrued interest)
(i) at beginning of related Collection Period:	$733,126,908.14
(ii) at end of related Collection Period:	$711,388,710.01

(b) Note Value
(i) at beginning of related Collection Period:	$742,571,099.76
(ii) at end of related Collection Period:	$721,539,193.64

(c) Pool Face Amount
(i) at beginning of related Collection Period:	$870,681,060.40
(ii) at end of related Collection Period:	$843,397,073.90

(5) After giving effect to distributions on this Payment Date:

(a) (i) outstanding principal amount of Class A-1 Notes:	$102,528,945.34
(ii) A-1 Note Pool Factor:	0.5587408

(b) (i) outstanding principal amount of Class A-2 Notes:	$123,000,000.00
(ii) A-2 Note Pool Factor:	1.0000000

(c) (i) outstanding principal amount of Class A-3 Notes:	$272,000,000.00
(ii) A-3 Note Pool Factor:	1.0000000

(d) (i) outstanding principal amount of Class A-4 Notes:	$211,970,000.00
(ii) A-4 Note Pool Factor:	1.0000000

(e) (i) Certificate Balance	$12,040,248.00
(ii) Certificate Pool Factor:	1.0000000

(6) Amount of Servicing Fee:	$610,939.09
per $1,000 original principal amount:	$0.76
(a) Amount of Servicing Fee earned:	$610,939.09
(b) Amount of Servicing Fee paid:	$610,939.09
(c) Amount of Servicing Fee Shortfall:	$0.00

(7) Amount of Administration Fee:	$100.00

(8) Aggregate Purchase Amounts for Collection Period:	$0.00

(9) (i) Amount in Reserve Account:	$12,037,654.00
(ii) Specified Reserve Account Balance:	12,037,654.00

(10) (i) Scheduled Payments of Receivables 60 days or more past due:	$412,169.00
(ii) Scheduled Payments of Receivables 60 days or more past due as a percent of the Pool Balance:	0.06%

(11) (i) Face Amount of Receivables 60 days or more past due:	$6,129,578.00
(ii) Face Amount of Receivables 60 days or more past due as a % of the Pool Face Amount:	0.73%
(iii) Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.86%
(iv) Rolling three month 60 days or more past due as a % of Pool Balance (Average Delinquency Ratio):	0.79%

(12) (i) Aggregate amount of net losses for the collection period	$23,010.99
(ii) cumulative amount of net losses:	$45,182.98
(iii) Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio)	0.01%

(13) If the payment Date is in June 2008 or December 2008:
(i) Average Delinquency Ratio Test is met:	NA
(ii) Cumulative Net Loss Ratio Test is met:	NA
(iii) Specified Reserve Reduction Trigger is met:	NA
(iv) Reserve Account reduction as a result of Specified Reserve Reduction Trigger:	NA